Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 050
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Hormel Foods Corporation
Tax Deferred Investment Plan A

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
EIN: 41-0319970    Plan Number: 050

December 31, 2025

Identity of Issuer, Borrower, Lessor, or Similar Party	Number of Shares/Units Held		Current Value

Insurance company general account:
Empower Retirement, LLC*:
General Investment Account, contract value			$127,526,254

Mutual funds
Fidelity Global EX US Index	1,979,570	units	36,938,782
Fidelity Small Cap Index	1,477,564	units	45,701,053
Global Equity Fund LSV Global Value	1,164,122	units	17,038,830
Total mutual funds			99,678,665

Non-pooled separate account:
Empower Trust Company, LLC*:
Hormel Foods Corporation Stock Fund*	1,000,303	units	57,724,827

Separate trust accounts:
Empower Trust Company, LLC*:
BlackRock Equity Index S&P 500	4,346,055	units	228,923,305
BlackRock LifePath Index 2030	2,834,663	units	66,126,127
BlackRock LifePath Index 2035	2,716,680	units	70,400,914
BlackRock LifePath Index 2040	2,709,782	units	77,103,763
BlackRock LifePath Index 2045	2,332,910	units	71,846,642
BlackRock LifePath Index 2050	1,853,279	units	60,286,327
BlackRock LifePath Index 2055	1,859,963	units	61,780,003
BlackRock LifePath Index 2060	1,530,107	units	42,453,536
BlackRock LifePath Index 2065	913,986	units	13,615,399
BlackRock LifePath Index 2070	73,313	units	867,147
BlackRock LifePath Index Retirement	2,859,108	units	53,669,978
BlackRock US Debt Index	1,016,922	units	12,900,387
Global Equity Fund CIT	10,617,824	units	153,349,469
Core Plus Bond Fund	2,351,440	units	24,176,190
Total separate trust accounts			937,499,188

Self-directed brokerage assets
Charles Schwab & Co.			35,013,339

Promissory notes*	Varying maturity dates with interest rates ranging from 4.25% to 10.50%		14,818,853
Total assets (held at end of year)			$1,272,261,126
 *Indicates a party-in-interest to the Plan.